Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Future Minimum Lease Payments [Line Items]
2012	$ 154,005
2013	127,280
2014	100,748
2015	80,011
2016 and thereafter	58,182
Total Minimum Lease Payments	$ 520,226	$ 551,000